Property, Plant and Equipment - Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Cost	$ 257,908	$ 125,696
Less: Accumulated depreciation	57,537	51,386
Property, plant and equipment, net	200,371	74,310
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	143,465	29,367
Less: Accumulated depreciation	0	0
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	29,963	28,833
Less: Accumulated depreciation	13,200	12,183
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	63,675	49,762
Less: Accumulated depreciation	32,398	27,012
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	1,830	1,536
Less: Accumulated depreciation	1,184	1,057
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	3,343	3,431
Less: Accumulated depreciation	1,823	2,122
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	15,632	12,767
Less: Accumulated depreciation	$ 8,932	$ 9,012